Net Financial Income and Costs (Tables)	12 Months Ended
Dec. 31, 2024
Net Financial Income and Costs
Schedule of net financial income and costs

	For the year ended
	December 31,
	2022	2023	2024
Financial income
Financial income	2,363	7,612	190
Total financial income	2,363	7,612	190
Financial costs
Amortization and write-off of deferred loan issuance costs	4,794	8,878	—
Interest expense on loans	40,879	53,694	—
Interest expense on leases	1,668	3,785	4,662
Commitment fees	68	—	—
Other financial costs including bank commissions	230	703	168
Total financial costs	47,639	67,060	4,830